MARCH 5, 2001

DELAWARE GROUP EQUITY FUNDS III

DELAWARE AMERICAN SERVICES FUND
DELAWARE RESEARCH FUND
DELAWARE LARGE CAP GROWTH FUND

SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 29, 2000

Effective March 1, 2001, shares of the Delaware American Services Fund are no longer offered through this Prospectus. To obtain a copy of the Prospectus for Delaware American Services Fund, please write to us at One Commerce Square, Philadelphia, PA 19103-7057, or call toll-free 800.510.4015. You may also obtain additional information about the Fund from your financial adviser.